Business Combinations (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Business acquisitions, net of cash acquired	$ 118.5	$ 98.6	$ 163.8	$ 164.2
Contingent consideration, earn-out period	2 years
Intangible assets, other than goodwill	$ 51.0	51.0
Goodwill	41.5	639.1	$ 599.3	$ 521.5
Property, plant and equipment	30.8
Net working capital	19.4
Deferred tax liabilities	13.1
Other liabilities	$ 11.1
Revenues		71.0
Customer relationships
Business Acquisition [Line Items]
Intangible assets, other than goodwill		$ 21.1
Finite-lived intangible asset useful life		18 years
Patents, technology and other
Business Acquisition [Line Items]
Intangible assets, other than goodwill		$ 29.9
Patents, technology and other | Minimum
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		13 years
Patents, technology and other | Maximum
Business Acquisition [Line Items]
Finite-lived intangible asset useful life		24 years